UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     February 02, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $63,477 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      583    19437 SH       Sole                    19437        0        0
AMGEN INC                      COM              031162100     5143    90920 SH       Sole                    90920        0        0
APACHE CORP                    COM              037411105     2273    22035 SH       Sole                    22035        0        0
BARRICK GOLD CORP              COM              067901108     2544    64597 SH       Sole                    64597        0        0
BEMIS INC                      COM              081437105     2327    78488 SH       Sole                    78488        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2881   111338 SH       Sole                   111338        0        0
CHINA FD INC                   COM              169373107      359    12709 SH       Sole                    12709        0        0
CONOCOPHILLIPS                 COM              20825c104     2598    50867 SH       Sole                    50867        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1577    21460 SH       Sole                    21460        0        0
EL PASO CORP                   COM              28336L109      309    31395 SH       Sole                    31395        0        0
EXXON MOBIL CORP               COM              30231G102     1155    16944 SH       Sole                    16944        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      314     5500 SH       Sole                     5500        0        0
INTEL CORP                     COM              458140100      263    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      421     3220 SH       Sole                     3220        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2235   172310 SH       Sole                   172310        0        0
ISHARES INC                    MSCI JAPAN       464286848     2124   218075 SH       Sole                   218075        0        0
ISHARES INC                    MSCI HONG KONG   464286871      572    36540 SH       Sole                    36540        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     6106   105300 SH       Sole                   105300        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109u104       73    10000 SH       Sole                    10000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405u102      218     3418 SH       Sole                     3418        0        0
MEDTRONIC INC                  COM              585055106     1678    38155 SH       Sole                    38155        0        0
MERCK & CO INC NEW             COM              58933y105     3301    90348 SH       Sole                    90348        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1320    60300 SH       Sole                    60300        0        0
NEWS CORP                      CL B             65248E203      403    25300 SH       Sole                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3093    59012 SH       Sole                    59012        0        0
PARKER DRILLING CO             COM              701081101       75    15215 SH       Sole                    15215        0        0
PFIZER INC                     COM              717081103     1029    56555 SH       Sole                    56555        0        0
PROCERA NETWORKS INC           COM              74269U104        4    10000 SH       Sole                    10000        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      620    14000 SH       Sole                    14000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347r552      225    30000 SH       Sole                    30000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4233    74255 SH       Sole                    74255        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     5548   198700 SH       Sole                   198700        0        0
TECO ENERGY INC                COM              872375100     1722   106150 SH       Sole                   106150        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      315    11555 SH       Sole                    11555        0        0
TRANSCANADA CORP               COM              89353d107      430    12500 SH       Sole                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      943    30950 SH       Sole                    30950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2432   145170 SH       Sole                   145170        0        0
WAL MART STORES INC            COM              931142103     2031    38006 SH       Sole                    38006        0        0